June 15, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control - Edgar

RE:        Post-Effective Amendment No. 32 on Form N-4
           RiverSource Life Insurance Co. of New York ("Company") on behalf of RiverSource of New York Variable Annuity
           Account ("Registrant")
               RAVA 5 Advantage Variable Annuity
               RAVA 5 Select Variable Annuity
               RAVA 5 Access Variable Annuity

           File Nos. 333-91691/811-07623

Dear Commissioners:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Principal Underwriter, RiverSource Distributors, Inc., respectfully requests that the effective date of the above-mentioned Registration Statement be accelerated and declared effective on July 19, 2010.

Yours truly,

RiverSource Distributors, Inc.


By: /s/ Bruce H. Saul
    ----------------------------
    Bruce H. Saul
    Chief Counsel